Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets
15.	Intangible assets

			Internally		Other
		Computer	generated		intangible
	Goodwill	software	software	Licenses	assets	Total
	€	€	€	€	€	€
Cost
Balance at December 31, 2019/ January 1, 2020	—	70,500	1,260,355	—	25,000	1,355,855
Additions	—	48,299	1,814,375	—	—	1,862,674
Balance at December 31, 2020/ January 1, 2021	—	118,799	3,074,730	—	25,000	3,218,529
Additions	53,385	—	3,841,858	5,000,000	21,000	8,916,243
Impairment charge	(53,385)	—	—	—	—	(53,385)
Balance at December 31, 2021	—	118,799	6,916,588	5,000,000	46,000	12,081,387
Amortization
Balance at December 31, 2019/ January 1, 2020	—	35,250	292,382	—	—	327,632
Amortization for the year	—	29,700	678,372	—	—	708,072
Balance at December 31, 2020/ January 1, 2021	—	64,950	970,754	—	—	1,035,704
Amortization for the year	—	29,700	1,733,215	383,712	3,222	2,149,849
Balance at December 31, 2021	—	94,650	2,703,969	383,712	3,222	3,185,553
Net book amount
Balance at December 31, 2021	—	24,149	4,212,619	4,616,288	42,778	8,895,834
Balance at December 31, 2020	—	53,849	2,103,976	—	25,000	2,182,825
Balance at December 31, 2019	—	35,250	967,793	—	25,000	1,028,223

Goodwill represents the premium paid to acquire the business of Dicapl LP and is measured at cost less any accumulated impairment losses.

The Greek online gaming license acquired during the year for €5,000,000 is amortized over its useful life of 7 years. The remaining amortization period is 6.6 years.